Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	10/01/19 - 10/31/19
Interest Accrual Period	10/15/19 - 11/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/19	279,331,664.24	17,234
Yield Supplement Overcollateralization Amount 09/30/19	9,768,641.87	0
Receivables Balance 09/30/19	289,100,306.11	17,234
Principal Payments	12,835,639.94	358
Defaulted Receivables	442,630.24	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/19	9,123,700.96	0
Pool Balance at 10/31/19	266,698,334.97	16,850

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.14%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,613,237.99	181
Past Due 61-90 days	727,689.42	40
Past Due 91-120 days	179,293.29	16
Past Due 121+ days	0.00	0
Total	4,520,220.70	237

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	257,079.76
Aggregate Net Losses/(Gains) - October 2019	185,550.48
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.77%
Prior Net Losses Ratio	-0.07%
Second Prior Net Losses Ratio	1.41%
Third Prior Net Losses Ratio	0.74%
Four Month Average	0.71%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.20%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	41.74

Flow of Funds	$ Amount

Collections	13,839,091.48
Investment Earnings on Cash Accounts	2,621.19
Servicing Fee	(240,916.92)
Transfer to Collection Account	0.00
Available Funds	13,600,795.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	437,172.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	5,976,565.11
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	507,284.77

Total Distributions of Available Funds	13,600,795.75

Servicing Fee	240,916.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 10/15/19	272,674,900.08
Principal Paid	12,633,329.27
Note Balance @ 11/15/19	260,041,570.81

Class A-1
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2a
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2b
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-3
Note Balance @ 10/15/19	208,994,900.08
Principal Paid	12,633,329.27
Note Balance @ 11/15/19	196,361,570.81
Note Factor @ 11/15/19	85.7474108%

Class A-4
Note Balance @ 10/15/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	52,030,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Note Balance @ 10/15/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	11,650,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	460,181.71
Total Principal Paid	12,633,329.27
Total Paid	13,093,510.98

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.91350%
Coupon	2.01350%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	339,616.71
Principal Paid	12,633,329.27
Total Paid to A-3 Holders	12,972,945.98

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6965274
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1217068
Total Distribution Amount	19.8182342

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4830424
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.1673767
Total A-3 Distribution Amount	56.6504191

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	473.08
Noteholders' Principal Distributable Amount	526.92

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/19	1,664,191.04
Investment Earnings	2,618.97
Investment Earnings Paid	(2,618.97)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04